Concentrations of Geographic and Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Korea	Dec. 31, 2009 Korea	Dec. 31, 2010 Upper Limit Individual Customer	Dec. 31, 2009 Upper Limit Individual Customer	Dec. 31, 2008 Upper Limit Individual Customer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Percentage of loans to entities		99.00%	97.00%
Percentage of investment in debt and equity securities		96.00%	98.00%	10.00%	10.00%	10.00%
Loan outstanding	The Group regularly monitors various segments of its credit risk portfolio to assess potential concentration of risks and to obtain collateral when deemed necessary. Except for securities issued by KDIC, BOK and other governmental entities, no entity was responsible for 10% or more of the Group’s total loans outstanding, trading assets and liabilities, available-for-sale securities, held-to-maturity debt securities or total interest and dividend income at December 31, 2009 and 2010 and for each of the three years ended on December 31, 2010.